Securities (Tables)	12 Months Ended
Dec. 31, 2019
Securities [Abstract]
Schedule of Amortized Cost Gross Unrealized Gains and Losses, and Fair Values of Securities

	December 31, 2019
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
States and political subdivisions	$70,015	$1,293	$(3)	$71,305
Corporate obligations	4,097	3	-	4,100
Mortgage-backed securities-
government sponsored entities	135,646	238	(1,084)	134,800
Total debt securities	$209,758	$1,534	$(1,087)	$210,205

	December 31, 2018
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
AVAILABLE FOR SALE:
States and political subdivisions	$99,218	$385	$(1,990)	$97,613
Corporate obligations	8,896	-	(256)	8,640
Mortgage-backed securities-
government sponsored entities	142,197	25	(5,198)	137,024
Total debt securities	$250,311	$410	$(7,444)	$243,277

Schedule of Investments' Gross Unrealized Losses and Fair Value Aggregated by Security Type and Length of Time that Individual Securities have been in a Continous Unrealized Loss Position

	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
States and political subdivisions	$1,296	$(2)	$481	$(1)	$1,777	$(3)
Mortgage-backed securities-government sponsored entities	32,415	(241)	61,096	(843)	93,511	(1,084)
	$33,711	$(243)	$61,577	$(844)	$95,288	$(1,087)

	December 31, 2018
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
States and political subdivisions	$19,140	$(390)	$56,740	$(1,600)	$75,880	$(1,990)
Corporate obligations	2,045	(21)	6,595	(235)	8,640	(256)
Mortgage-backed securities-government sponsored entities	8,444	(22)	122,950	(5,176)	131,394	(5,198)
	$29,629	$(433)	$186,285	$(7,011)	$215,914	$(7,444)

Schedule of Amortized Cost and Fair Value of Debt Securities by Contractual Maturity

	Amortized	Fair
	Cost	Value
	(In Thousands)
Due in one year or less	$4,252	$4,264
Due after one year through five years	14,048	14,087
Due after five years through ten years	28,259	28,413
Due after ten years	27,553	28,641
	74,112	75,405

Mortgage-backed securities - government sponsored entities	135,646	134,800
	$209,758	$210,205